Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002026053
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Pershing Square Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-43256
Entity Tax Identification Number	99-2840341
Entity Address, Address Line One	787 Eleventh Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	813-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false